Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income taxes	₩ 913,286	₩ 1,577,581	₩ 864,143
Deferred income tax due to temporary differences	164,078	(38,851)	300,037
Items recorded directly in equity	11,005	144,900	21,560
Income tax expense	₩ 1,088,369	₩ 1,683,630	₩ 1,185,740